UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21957
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Skyhawk Funds Trust
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(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
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(Address of principal executive offices) (Zip code)

Gregory B. Getts
     Mutual Shareholder Services, LLC
 8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
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(Name and address of agent for service)

(901) 202-5030 --------------

Registrant's telephone number, including area code

Date of fiscal year end:	SEPTEMBER 30

Date of reporting period:	JUNE 30, 2008

Item 1. Schedule of Investments.

SKYHAWK SMALL CAP FUND SCHEDULE OF INVESTMENTS June 30, 2008 (UNAUDITED)

Shares		Value
COMMON STOCKS-97.3% (A)
Aerospace & Defense-2.2%
10,634	Esterline Technologies Corp.*	$523,831

Biotechnology-4.0%
14,753	Martek Biosciences Corp.*	497,323
11,568	OSI Pharmaceuticals, Inc.*	477,990
		975,313
Chemicals-4.4%
21,621	Terra Industries Inc.	1,066,996

Commercial Banks-5.0%
8,596	Cullen/Frost Bankers, Inc.	428,510
21,182	Oriental Financial Group Inc.	302,055
9,851	SVB Financial Group*	473,932
		1,204,497
Commercial Services & Supplies-4.7%
13,725	G & K Services, Inc.	418,063
7,168	Heidrick & Struggles International, Inc.	198,124
16,518	Waste Connections, Inc.*	527,420
		1,143,607
Communications Equipment-2.8%
12,712	CommScope, Inc.*	670,812

Computers & Peripherals-0.9%
159,573	Quantum Corp.*	215,424

Consumer Finance-1.1%
14,578	Assured Guaranty Ltd.	262,258

Diversified Telecommunication Services-8.2%
61,354	Cincinnati Bell Inc.*	244,189
43,127	Premiere Global Services, Inc.*	628,792
34,973	Syniverse Holdings Inc.*	566,562
22,852	TNS Inc.*	547,534

		1,987,077
Electrical Equipment-2.7%
6,558	Regal-Beloit Corp.	277,075
9,814	Thomas & Betts Corp.*	371,460
		648,535
Food Products-1.6%
11,190	Sanderson Farms, Inc.	386,279

Gas Utilities-2.1%
14,550	WGL Holdings Inc.	505,467

Health Care Equipment & Supplies-2.7%
10,694	Edwards Lifesciences Corp.*	663,456

Health Care Providers & Services-2.0%
10,692	AmSurg Corp.*	260,350
12,568	Centene Corp.*	211,017
		471,367
Household Durables-1.8%
891	NVR, Inc.*	445,571

Household Products-1.7%
26,638	Elizabeth Arden, Inc.*	404,365

Insurance-5.1%
15,066	American Physicians Capital, Inc.	729,797
15,074	Endurance Specialty Holdings Ltd.	464,129
2,421	Seabright Insurance Holdings*	35,056
		1,228,982
IT Services-4.3%
11,888	ManTech International Corp.*	572,051
43,707	MPS Group, Inc.*	464,605
		1,036,656
Machinery-7.4%
6,656	Flowserve Corp.	909,875
15,291	Gardner Denver Inc.*	868,529
		1,778,404
Metals & Mining-3.5%
22,670	Commercial Metals Co.	854,659

Multiline Retail-2.7%
20,938	Big Lots, Inc.*	654,103

Oil, Gas & Consumable Fuels-8.6%
31,656	Rosetta Resources, Inc.*	902,196
8,733	Stone Energy Corp.*	575,592
9,096	Swift Energy Co.*	600,882
		2,078,670
Paper & Forest Products-0.9%
24,769	Buckeye Technologies Inc.*	209,546

Pharmaceuticals-1.9%
23,566	K-V Pharmaceutical Co.*	455,531

Real Estate Investment Trusts-2.0%
18,666	LTC Properties, Inc.	477,103

Semiconductors & Semiconductor Equipment-2.3%
38,795	Semtech Corp.*	545,846

Software-3.9%
20,085	Manhattan Associates, Inc.*	476,617
15,752	Sybase, Inc.*	463,424
		940,041
Specialty Retail-1.9%
11,516	Gymboree Corp.*	461,446

Textiles, Apparel & Luxury Goods-4.9%
16,094	The Warnaco Group, Inc.*	709,262
17,885	Wolverine World Wide, Inc.	476,993
		1,186,255
	Total common stocks
	(Cost $22,524,787)	23,482,097

CASH EQUIVALENT-2.4% (A)
Mutual Fund-2.4%
591,669	Fidelity Institutional Money Market
	Government Portfolio-Class 1, 2.27%	591,669
	Total cash equivalent
	(Cost $591,669)	591,669
	Total investments-99.7%
	(Cost $23,116,456)	24,073,766
	Cash and receivables, less
	liabilities-0.3% (A)	64,794
	TOTAL NET ASSETS-100.0%	$24,138,560

* Non-income producing security.

(A) Percentages for the various classifications relate to net assets.

As of June 30, 2008 investment cost for federal tax purposes was $23,143,762 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$3,273,087
Aggregate gross unrealized depreciation	(2,343,083)
Net unrealized appreciation	$930,004

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Skyhawk Funds Trust By (Signature and Title) /s/ Eric F. Crigler Eric F. Crigler, President Date 08/01/08

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Eric F. Crigler Eric F. Crigler, President Date 08/01/08

By (Signature and Title) /s/ Eric F. Crigler Eric F. Crigler, Treasurer Date 08/01/08